Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-term Investments.
Structured deposits		¥ 2,000
Wealth management products	¥ 840,938	536,816
Total	840,938	538,816		$ 120,253
Investment income	¥ 72,700	¥ 60,500	¥ 41,700